DEBT, NET - Narrative (Details) $ in Thousands		12 Months Ended
	Feb. 11, 2020 USD ($)	Dec. 31, 2021 USD ($) Extension	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 20, 2018 USD ($)	Nov. 05, 2018 USD ($)
Debt Instrument [Line Items]
Aggregate amount		$ 740,080	$ 288,980
Debt, net		$ 718,624	278,473
Number of term extensions | Extension		2
Loss on extinguishment of debt		$ 0	(4,724)	$ 0
Loans payable
Debt Instrument [Line Items]
Aggregate amount		51,100	25,000
Debt, net					$ 300
Bonds payable
Debt Instrument [Line Items]
Aggregate amount		688,980	263,980
DRP Revolver
Debt Instrument [Line Items]
Aggregate amount		$ 25,000				$ 25,000
Percentage of aggregate outstanding obligations		120.00%
Maturity date		Nov. 05, 2024
Maximum ratio of debt equity		3
Minimum consolidated cash balance		$ 3,000
2022		180,000
2023		190,000
Thereafter		200,000
DRP Revolver | Loans payable
Debt Instrument [Line Items]
Aggregate amount		$ 25,000	25,000
Maturity date		Nov. 05, 2024
EB-5 Loan Agreement
Debt Instrument [Line Items]
Aggregate amount		$ 26,100
Maturity term of loan		5 years
EB-5 Loan Agreement | Loans payable
Debt Instrument [Line Items]
Aggregate amount		$ 26,100	0
Maturity date		Jan. 25, 2026
Debt, face amount		$ 61,200
Stated rate		5.75%
EB-5 Loan Agreement | Bonds payable
Debt Instrument [Line Items]
Stated rate		5.75%
Debt instrument, interest rate percentage if maturity is extended		6.25%
EB-5 Loan Agreement Tranche One
Debt Instrument [Line Items]
Maturity term of loan		1 year
EB-5 Loan Agreement Tranche One | Loans payable
Debt Instrument [Line Items]
Debt, net		$ 26,100
EB-5 Loan Agreement Tranche Two
Debt Instrument [Line Items]
Maturity term of loan		1 year
EB-5 Loan Agreement Tranche Two | Loans payable
Debt Instrument [Line Items]
Debt, net		$ 35,100
Series 2020 Bonds
Debt Instrument [Line Items]
Aggregate amount		263,980
Debt, face amount	$ 264,000
Loss on extinguishment of debt	4,700
Series 2020 Bonds | Bonds payable
Debt Instrument [Line Items]
Aggregate amount		$ 263,980	263,980
Series 2020 A Dock And Wharf Facility Revenue Bonds
Debt Instrument [Line Items]
Debt, face amount	$ 184,900
Series 2020 A Maturing In 2035
Debt Instrument [Line Items]
Maturity date	Jan. 01, 2035
Debt, face amount	$ 53,500
Stated rate	3.625%
Series 2020 A Maturing in 2050
Debt Instrument [Line Items]
Maturity date	Jan. 01, 2050
Debt, face amount	$ 131,400
Stated rate	4.00%
Series 2020 Bonds Due 2025
Debt Instrument [Line Items]
Maturity date	Jan. 01, 2025
Stated rate	6.00%
Series 2020 Bonds Due 2025 | Bonds payable
Debt Instrument [Line Items]
Maturity date		Jan. 01, 2025
Stated rate		6.00%
Series 2020 B Taxable Facility Revenue Bonds
Debt Instrument [Line Items]
Debt, face amount	$ 79,100
Series 2021 Bonds
Debt Instrument [Line Items]
Aggregate amount		$ 425,000
Debt, net		425,000
Series 2021 Bonds | Bonds payable
Debt Instrument [Line Items]
Aggregate amount		425,000	$ 0
Series 2021 A Bonds
Debt Instrument [Line Items]
Debt, net		225,000
Series 2021B Bonds
Debt Instrument [Line Items]
Debt, net		$ 200,000
Series 2021B Bonds | Bonds payable
Debt Instrument [Line Items]
Maturity date		Jan. 01, 2028
Stated rate		4.10%
Series 2021 A Bonds Due 2026 Through 2031
Debt Instrument [Line Items]
Debt, net		$ 39,100
Series 2021 A Bonds Due 2026 | Bonds payable
Debt Instrument [Line Items]
Stated rate		1.875%
Series 2021 A Bonds Due 2031 | Bonds payable
Debt Instrument [Line Items]
Stated rate		2.625%
Series 2021 A Bonds Due 2036
Debt Instrument [Line Items]
Debt, net		$ 38,200
Series 2021 A Bonds Due 2036 | Bonds payable
Debt Instrument [Line Items]
Stated rate		2.75%
Series 2021 A Bonds Due 2041
Debt Instrument [Line Items]
Debt, net		$ 44,900
Series 2021 A Bonds Due 2041 | Bonds payable
Debt Instrument [Line Items]
Stated rate		2.875%
Series 2021A Bonds Due 2050
Debt Instrument [Line Items]
Debt, net		$ 102,800
Series 2021A Bonds Due 2050 | Bonds payable
Debt Instrument [Line Items]
Maturity date		Jan. 01, 1950
Stated rate		3.00%